J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan High Yield Research Enhanced ETF

(formerly JPMorgan Disciplined High Yield ETF)

(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated September 10, 2019

to the Prospectus and Statement of Additional Information dated July 1, 2019, as supplemented

Effective immediately, all references to the JPMorgan Disciplined High Yield ETF in the Prospectus and Statement of Additional Information are hereby deleted in their entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-JPHY-919